Contingent Consideration Liabilities - Additional Information (Detail) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 GBP (£) payment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of fair value of contingent consideration [line items]
Liabilities	£ 46,210		£ 50,050
Contingent consideration
Disclosure of fair value of contingent consideration [line items]
Liabilities	£ 1,053		£ 1,289
Novartis vaccines | Commercialised Products
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	7.50%	7.50%	7.50%
Novartis vaccines | Pipeline Assets
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.50%	8.50%	8.50%
Affinivax
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.50%	8.50%	9.90%
Number of potential milestone payments | payment	2
Affinivax | Contingent consideration
Disclosure of fair value of contingent consideration [line items]
Liabilities	£ 500	$ 0.6
Shionogi ViiV healthcare
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%	8.00%	8.00%